SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Market Growth Fund
Diversified Moderate Growth Fund
Diversified Aggressive Growth Fund
Diversified Aggressive Stock Fund
Diversified U.S. Stock Fund
(the "Funds")

Supplement dated November 15, 2010 to the
Class A Shares Prospectus dated July 31, 2010

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Correction to the Class A Shares Minimum Initial Investment

The Prospectus incorrectly identifies the minimum initial investment requirement for the Class A Shares of the Funds. Accordingly, the following changes are being made to the Prospectus:

•  The first sentence of the "Purchase and Sale of Fund Shares" section in the "Summary of Other Information About the Funds" section of the Prospectus is hereby deleted and replaced with the following:

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000.

•  The first sentence of the "How to Purchase Fund Shares" section in the "Purchasing, Exchanging and Selling Fund Shares" section of the Prospectus is hereby deleted and replaced with the following:

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-699 (11/10)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Market Growth Fund
Diversified Moderate Growth Fund
Diversified Aggressive Growth Fund
Diversified Aggressive Stock Fund
Diversified U.S. Stock Fund
(the "Funds")

Supplement dated November 15, 2010 to the
Class I Shares Prospectus dated July 31, 2010

This supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Correction to the Class I Shares Minimum Initial Investment

The Prospectus incorrectly identifies the minimum initial investment requirement for the Class I Shares of the Funds. Accordingly, the following changes are being made to the Prospectus:

•  The first sentence of the "Purchase and Sale of Fund Shares" section in the "Summary of Other Information About the Funds" section of the Prospectus is hereby deleted and replaced with the following:

The minimum initial investment for Class I Shares is $100,000 with minimum subsequent investments of $1,000.

•  The first sentence of the "How to Purchase Fund Shares" section in the "Purchasing, Exchanging and Selling Fund Shares" section of the Prospectus is hereby deleted and replaced with the following:

The minimum initial investment for Class I Shares is $100,000 with minimum subsequent investments of $1,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-700 (11/10)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Allocation Fund
Moderate Strategy Allocation Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Allocation Fund

Supplement dated November 15, 2010 to the
Class A Shares Prospectus dated July 31, 2010

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The information relating to the SIMT Core Fixed Income Fund in the "Underlying Investment Grade Bond & Money Market Funds" sub-section of the "Information About the Underlying SEI Funds" section of the Prospectus is hereby deleted and replaced with the following:

SIMT Core Fixed Income Fund: The SIMT Core Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed and mortgage-backed securities. The Fund may invest in securities denominated in either U.S. dollars or foreign currency. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund's currency exposure or to enhance the Fund's returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index). The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was 4.57 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. Jennison Associates LLC, J.P. Morgan Investment Management Inc., Metropolitan West Asset Management, LLC, Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-701 (11/10)